CONVERTIBLE DEBENTURES (Details) - Fair value of the Convertible Debenture Warrant issued (Convertible Debenture Warrant [Member], USD $)	3 Months Ended
Jan. 25, 2013
Convertible Debenture Warrant [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Stock price on valuation date (in Dollars per share)	$ 0.21
Exercise price (in Dollars per share)	$ 0.30
Stock premium for liquidity	38.00%
Term (years)	3 years
Warrant exercise trigger price	41.00%
Expected volatility	95.00%
Weighted average risk-free interest rate	0.40%
Number of warrants (in Shares)	5,882,745
Aggregate fair value (in Dollars)	$ 370,000